ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Mar. 31, 2018
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

12. ASSET RETIREMENT OBLIGATIONS

The Company’s asset retirement obligations, which are included in “Other liabilities” in the Company’s consolidated balance sheets, are related to leasehold office premises which the Company is contractually obligated to restore at the end of the lease to their original condition. The movements in asset retirement obligations for the years ended March 31, 2017 and 2018, are as follows:

	Thousands of Yen
	2017	2018
Balance at beginning of year	¥49,005	¥49,981
Liabilities incurred during the year	—	—
Accretion expense	976	401
Other	—	(582)
Balance at end of year	¥49,981	¥49,800